Financial Instruments - Additional information (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Percentage of expected credit loss	1.80%	1.30%
Increase in Expected Credit loss Factor	42.00%
COVID19 Pandemic [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in Expected Credit loss Factor	7.60%	7.70%
Bottom of range [member] | Methodology [member]
Disclosure of detailed information about financial instruments [line items]
Risk Variable	25.00%
Bottom of range [member] | Sensitivity analysis [member]
Disclosure of detailed information about financial instruments [line items]
Risk Variable	25.00%
Top of range [member] | Methodology [member]
Disclosure of detailed information about financial instruments [line items]
Risk Variable	50.00%
Top of range [member] | Sensitivity analysis [member]
Disclosure of detailed information about financial instruments [line items]
Risk Variable	50.00%